Ordinary shares, preference shares and other equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Disclosure of called up share capital, allotted and fully paid

Called up share capital, allotted and fully paid and other equity instruments
	Barclays Bank Group			Barclays Bank Group
	Ordinary share capital	Preference share capital	Total share capital	Other equity instruments
	£m	£m	£m	£m
As at 1 January 2024	2,342	6	2,348	10,765
AT1 securities issuance	—	—	—	970
AT1 securities redemption	—	—	—	(2,131)
As at 31 December 2024	2,342	6	2,348	9,604

As at 1 January 2023	2,342	6	2,348	10,691
AT1 securities issuance	—	—	—	2,499
AT1 securities redemption	—	—	—	(2,425)
As at 31 December 2023	2,342	6	2,348	10,765

Disclosure of AT1 equity instruments

AT1 equity instruments
		2024	2023
	Initial call date	£m	£m
AT1 equity instruments - Barclays Bank Group
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	—	623
8.000% Perpetual Subordinated Contingent Convertible Securities (USD2,000m)	2024	—	1,509
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	299	299
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	495	495
6.125% Perpetual Subordinated Contingent Convertible Securities (USD1,500m)	2025	1,134	1,134
8.875% Perpetual Subordinated Contingent Convertible Securities	2027	1,237	1,237
8.300% Perpetual Subordinated Contingent Convertible Securities (SGD450m)	2027	263	263
4.375% Perpetual Subordinated Contingent Convertible Securities (USD1,500m)	2028	1,072	1,072
7.300% Perpetual Subordinated Contingent Convertible Securities (SGD400m)	2028	247	247
9.250% Perpetual Subordinated Contingent Convertible Securities	2028	866	866
8.000% Perpetual Subordinated Contingent Convertible Securities (USD2,000m)	2029	1,634	1,634
9.625% Perpetual Subordinated Contingent Convertible Securities (USD1,750m)	2029	1,386	1,386
5.400% Perpetual Subordinated Contingent Convertible Securities (SGD600m)	2030	352	—
8.500% Perpetual Subordinated Contingent Convertible Securities	2030	619	—
		9,604	10,765